UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2010 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2010 (unaudited)

COMMON STOCKS—98.85%

Shares		Value
Banks—9.29%
151,000	Chuo Mitsui Trust Holdings, Inc.	536,043
811,800	Mitsubishi UFJ Financial Group, Inc.	4,027,084
557,400	Mizuho Financial Group, Inc.	908,804
209,000	The Bank of Yokohama, Ltd.	964,281
18,000	The Chiba Bank, Ltd.	109,898
273,000	The Sumitomo Trust & Banking Co., Ltd.	1,518,421
		8,064,531
Chemicals—5.31%
190,000	Asahi Kasei Corp.	993,062
44,300	Fujifilm Holdings Corp.	1,383,094
40,000	Kureha Corp.	200,740
30,000	Nihon Parkerizing Co., Ltd.	385,754
11,600	Shin-Etsu Chemical Co., Ltd.	577,451
15,500	Shiseido Co., Ltd.	346,635
290,000	Ube Industries, Ltd.	724,329
		4,611,065
Communication—4.50%
155	KDDI Corp.	753,671
42,900	NTT Corp.	1,780,886
861	NTT DoCoMo, Inc.	1,368,958
		3,903,515
Construction—1.38%
99,000	Sumitomo Forestry Co., Ltd.	761,274
37,000	Toshiba Plant Systems & Services Corp.	439,824
		1,201,098
Cosmetics—0.46%
14,500	Mandom Corp.	402,405

Electric Appliances—13.39%
19,800	Canon Inc.	862,014
7,500	Foster Electric Co., Ltd.	202,764
24,200	Hamamatsu Photonics K.K.	708,538
204,000	Hitachi Ltd.	830,342
13,500	Kyocera Corp.	1,203,573
157,000	Mitsubishi Electric Corp.	1,367,033
19,100	Murata Manufacturing Co., Ltd.	943,074
126,000	NEC Corp.	339,477
9,400	Nidec Corp.	881,522
157,600	Panasonic Corp.	2,081,166
32,100	Sony Corp.	1,004,053
39,000	Stanley Electric Co., Ltd.	675,104
20,400	Yamatake Corp.	520,851
		11,619,511
Electric Power & Gas—1.81%
24,500	Electric Power Development Co., Ltd.	758,684
29,500	Tokyo Electric Power Co., Inc.	809,476
		1,568,160

See accompanying notes to financial statements.

1

Foods—2.48%
181,000	Ajinomoto Co., Inc.	1,714,142
12,600	Nissin Foods Holdings Co., Ltd.	440,738
		2,154,880
Glass & Ceramic Products—1.36%
116,000	Asahi Glass Co., Ltd.	1,180,389

Health & Personal Care—0.19%
8,500	Nipro Corp.	165,322

Insurance—3.92%
73,090	MS&AD Insurance Group Holdings, Inc.	1,623,565
65,100	Tokio Marine Holdings, Inc.	1,781,066
		3,404,631
Iron & Steel—2.71%
50,100	JFE Holdings, Inc.	1,549,694
336,000	Kobe Steel, Ltd.	703,238
5,700	Kyoei Steel Ltd.	95,769
		2,348,701
Land Transportation—3.82%
22,700	East Japan Railway Co.	1,462,061
26,000	Hitachi Transport System, Ltd.	377,012
205,000	Nippon Express Co., Ltd.	834,413
52,000	Yamato Holdings Co., Ltd.	644,588
		3,318,074
Machinery—5.65%
102,000	Ebara Corp. *	388,044
9,900	Komatsu Ltd.	207,891
29,500	Makita Corp.	851,434
409,000	Mitsubishi Heavy Industries, Ltd.	1,532,331
97,000	Ricoh Co., Ltd.	1,342,611
100,000	Sumitomo Heavy Industries, Ltd.	585,106
		4,907,417
Media—0.63%
375	Fuji Media Holdings, Inc.	542,900

Metal Products—0.94%
40,500	JS Group Corp.	816,276

Non-Ferrous Metals—2.84%
141,600	Sumitomo Electric Industries, Ltd.	1,653,747
61,000	Sumitomo Metal Mining Co., Ltd.	811,170
		2,464,917
Oil & Gas Extraction—1.09%
174,930	JX Holdings, Inc. *	946,661

Other Financing Business—1.39%
15,390	Orix Corp.	1,210,130

Other Products—1.95%
47,300	Namco Bandai Holdings Inc.	422,790
2,500	Nintendo Co., Ltd.	698,427
69,000	Toppan Printing Co., Ltd.	568,883
		1,690,100
Packaging—0.20%
8,000	Fuji Seal International, Inc.	175,393

See accompanying notes to financial statements.

2

Pharmaceutical—3.78%
28,000	Daiichi Sankyo Co., Ltd.	520,953
28,000	Kyorin Co., Ltd.	391,119
40,000	Mitsubishi Tanabe Pharma Corp.	584,181
63,000	Rohto Pharmaceutical Co., Ltd.	772,930
12,800	Takeda Pharmaceutical Co., Ltd.	586,864
14,000	Tsumura & Company	420,745
		3,276,792
Precision Instruments—1.56%
12,400	BML, Inc.	272,863
65,800	Citizen Watch Co., Ltd.	395,652
90,000	Shimadzu Corp.	688,945
		1,357,460
Pulp & Paper—0.79%
142,000	Oji Paper Co., Ltd.	686,355

Real Estate—2.25%
122,000	Mitsui Fudosan Co., Ltd.	1,805,735
8,000	Sumitomo Realty & Development Co., Ltd.	143,941
		1,949,676
Retail Trade—5.00%
15,100	ABC-Mart Inc.	490,645
50,000	DCM Japan Holdings Co., Ltd.	257,863
85,000	J. Front Retailing Co., Ltd.	385,291
13,080	K’s Holdings Corp.	287,827
4,850	Nitori Co., Ltd.	417,813
7,000	Saint Marc Holdings Co., Ltd.	263,876
54,500	Seven & I Holdings Co., Ltd.	1,303,891
28,800	Shimachu Co., Ltd.	525,847
20,300	Xebio Co., Ltd.	402,338
		4,335,391
Rubber Products—0.70%
34,100	Bridgestone Corp.	609,999

Securities—1.22%
190,800	Nomura Holdings Inc.	1,061,226

Services—1.90%
51,500	Nichii Gakkan Co.	444,253
90	NTT Data Corp.	326,781
19,200	Secom Co., Ltd.	880,296
		1,651,330
Software—0.37%
20,900	Sumisho Computer Systems Corp.	320,944

Textile & Apparel—1.45%
100,500	Kuraray Co., Ltd.	1,259,736

Transportation Equipment—9.35%
20,000	Aisin Seiki Co., Ltd.	558,511
85,200	Honda Motor Co., Ltd.	2,668,904
223,000	Kawasaki Heavy Industries, Ltd.	556,984
67,900	Nissan Motor Co., Ltd.	521,341
11,500	Shimano Inc.	583,777
22,700	Toyota Industries Corp.	611,598

See accompanying notes to financial statements.

3

65,700	Toyota Motor Corp.	2,317,125
19,000	TS Tech Co., Ltd.	299,457
		8,117,697
Wholesale Trade—5.17%
34,100	Hitachi High-Technologies Corp.	650,613
81,400	Mitsubishi Corp.	1,759,211
95,000	Mitsui & Co., Ltd.	1,217,160
81,300	Sumitomo Corp.	863,013
		4,489,997

Total Common Stocks (Cost—$90,902,753)		85,812,679

SHORT-TERM INVESTMENTS—0.34%

Principal
Amount
(000)
U.S. DOLLAR TIME DEPOSIT—0.34%
292	JPMorgan Chase Bank, 0.10%, due 8/2/10 (Cost—$291,670)		291,670

Total Investments—99.19% (Cost—$91,194,423)			86,104,349

Other assets less liabilities—0.81%			705,792

NET ASSETS	(Applicable to 14,446,336 shares of capital stock outstanding; equivalent to $6.01 per share)	100.00%	$86,810,141

*     Non-income producing securities.

See accompanying notes to financial statements.

4

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s Manager.  The Fund’s Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$86,104,349
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$86,104,349

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2010 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at July 31, 2010 was $90,902,753, excluding short-term interest-bearing investments.  At July 31, 2010, the net unrealized depreciation on investments, excluding short-term securities, of $5,090,074 was composed of gross appreciation of $4,892,301 for those investments having an excess of value over cost, and gross depreciation of $9,982,375 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: August 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 9, 2010
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Yoshiaki Uematsu	Date: August 9, 2010
Yoshiaki Uematsu, President and Principal Executive Officer